Columbia Funds Institutional Trust
        Supplement to the Prospectuses and Statements of Additional Information
                                dated December 1, 2006


                CMG Core Bond Fund                      CMG Mid Cap Value Fund
             CMG Core Plus Bond Fund                  CMG Large Cap Growth Fund
            CMG Government Bond Fund                 CMG International Stock Fund
              CMG High Yield Fund                       CMG Small/Mid Cap Fund
           CMG Intermediate Bond Fund               CMG Enhanced S&P 500 Index Fund
           CMG International Bond Fund                 CMG Large Cap Value Fund
    CMG Mortgage and Asset-Backed Securities Fund      CMG Mid Cap Growth Fund
            CMG Short Term Bond Fund                   CMG Small Cap Value Fund
        CMG Ultra Short Term Bond Fund

                                     CMG Small Cap Growth Fund
                                     CMG Strategic Equity Fund

                   Each a "Fund" and together the "Funds."

         Each Prospectus is revised by adding the following statement to disclosure under the section entitled "Portfolio Holdings Disclosure":

In addition, more current information concerning the Fund's portfolio holdings as of specified dates may also be disclosed on the Columbia Funds' website.


         Each Statement of Additional Information is revised by adding the following statement to disclosure under the section entitled "Disclosure of Portfolio Information" or "Disclosure of Fund Information", as applicable:

The Fund may also disclose more current portfolio holdings information as of specified dates on the Columbia Funds' website.





INT-47/134849-0807                                              August 16, 2007